SUBSEQUENT EVENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jul. 05, 2022
Statement [Line Items]
Common Shares		6,000,000
Subsegments Axis
Statement [Line Items]
Common Shares	366,645
Exchange For Base Fees	$ 250,000
Stock Options Exercised During Period, Shares	266
Warrants Exercised During Period, Shares	266
Common Stock, Shares Issued During Period In Exchange Of Stock Options And Warrants Exercised	798,602